Expense Example - DWS Core Equity Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 656
3 Years	828
5 Years	1,014
10 Years	1,553
Class T
Expense Example:
1 Year	329
3 Years	496
5 Years	678
10 Years	1,203
Class C
Expense Example:
1 Year	264
3 Years	508
5 Years	876
10 Years	1,911
Class R
Expense Example:
1 Year	124
3 Years	387
5 Years	670
10 Years	1,477
Class R6
Expense Example:
1 Year	50
3 Years	157
5 Years	274
10 Years	616
INST Class
Expense Example:
1 Year	58
3 Years	183
5 Years	318
10 Years	714
Class S
Expense Example:
1 Year	58
3 Years	183
5 Years	318
10 Years	$ 714